LOSS BEFORE TAXATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOSS BEFORE TAXATION
Cost of inventories recognized as expense~(1)~	¥ 246,255	¥ 499,355	¥ 771,438
Depreciation expense	12	11,500	15,371
Amortization of land use rights	0	108	143
Right-of-use asset depreciation charge	12,187	0	0
Auditors' remuneration
Audit fees	1,689	1,628	320
Audit-related fees	0	0	0
Auditor's remuneration	1,689	1,628	320
Total employee benefit expenses	33,302	42,246	68,025
Directors
Auditors' remuneration
salaries and related cost	1,747	1,418	1,200
retirement scheme contribution	16	16	9
share-based payments	0	0	0
Key management personnel
Auditors' remuneration
salaries and related cost	671	753	1,447
retirement scheme contribution	20	24	23
share-based payments	622	619	304
Research and development personnel
Auditors' remuneration
salaries and related cost	313	789	936
retirement scheme contribution	45	78	102
Other personnel
Auditors' remuneration
salaries and related cost	26,001	33,023	55,526
retirement scheme contribution	¥ 3,867	¥ 5,526	¥ 5,526